Note 15 - Other Long-term Liabilities - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Retirement Indemnity Plans, France [Member]
Non-current liabilities	€ 867	€ 840
Current liabilities	27	2
Accumulated other comprehensive income (loss)	(165)	(169)
Total	729	673	€ 612
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Non-current liabilities	1,141	1,138
Current liabilities	40	24
Accumulated other comprehensive income (loss)	(412)	(465)
Total	€ 769	€ 697	€ 592